Introduction, Presentation, and Other Information - Capital Management (Details) € in Millions			12 Months Ended
	Mar. 26, 2018	Dec. 17, 2017 EUR (€)	Dec. 31, 2017 EUR (€) item	Sep. 08, 2017 EUR (€)
Intro, basis of presentation of the consolidated financial statements and other information
Percentage of assets weighted by risk			13.50%
Planned coverage percentage of loan portfolio under advanced internal ratings based approach			90.00%
Number of key markets | item			10
Fidelity Bonds, redemption period		7 years
Fidelity Bonds, percent accepted		77.88%
Fidelity Bonds, nominal value		€ 764		€ 981
Fidelity Bonds, market value		€ 525	€ 525	€ 686
Stake in entity that is under agreement to be sold (as a percent)	49.00%